Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

BMW Financial Services NA, LLC (the “Company”)
Barclays Capital Inc. (the “Underwriter”)
Citigroup Global Markets Inc.
Deutsche Bank Securities Inc.
(collectively, the “Specified Parties”)

Re:	BMW Floorplan Master Owner Trust Floating Rate Vehicle Loan-Backed Notes, Series 2015-1

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the revolving pool of receivables which we were informed are intended to be included as collateral in the offering of the BMW Floorplan Master Owner Trust Floating Rate Vehicle Loan-Backed Notes, Series 2015-1. The Company is responsible for the information contained in the Source Documents, Account File, Data File, Mega Dealer File and Maximum Collateral Value Schedule (each defined below). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated.  Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated.  Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that amounts were within $1.00.

•	The phrase “Preliminary Cut-Off Date” means May 31, 2015.

•
The phrase “Dealer Credit File” means any file containing some or all of the following documents:  Original Contracts and amendments, Dealer Credit Utilization Report, Credit File Review package, Approved Credit File Review Documents (defined below) or other documentation comprising the overall credit file.  The Dealer Credit File was maintained and furnished to us by the Company.  The information from the Dealer Credit Utilization Report, Company’s Monthly Billing Statement, Company’s Equity Statement, and Floorplan and Service Loaner Statement were as of the Preliminary Cut-Off Date unless otherwise noted.

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

BMW Floorplan Master Owner Trust Floating Rate Vehicle Loan-Backed Notes, Series 2015-1
July 6, 2015

•
The phrase “Source Documents” means the Dealer Credit File together with the Company’s Monthly Billing Statement, Company’s Equity Statement, Floorplan and Service Loaner Statement, and additional information provided by the Company.

•
The phrase “Account File” means the computer file and schedule containing a list of 190 dealer accounts and 100 center groups as of the Preliminary Cut-Off Date provided by the Company on June 8 and 15, 2015, respectively.

•	The phrase “Data File” means the computer file containing information on the dealers and centers as of the Preliminary Cut-Off Date provided by the Company on June 22, 2015.

•	The phrase “Mega Dealer File” means the computer file containing information on certain center groups as of the Preliminary Cut-Off Date provided by the Company on July 2, 2015.

•	The phrase “Maximum Collateral Value Schedule” or “Schedule” means the schedule containing information on floorplan lines provided by the Company on July 2, 2015.

Using the Account File, we were instructed by the Company to randomly select 25 dealer accounts (the “Selected Dealer Accounts”), 5 center groups (the “Selected Center Groups”) and 50 vehicles (10 randomly selected vehicles for each Selected Center Group and referred to as the “Selected Vehicles”).  For each Selected Dealer Account, Selected Center Group and Selected Vehicle, respectively, we assigned an identifier and provided the corresponding mapping of the respective Account Numbers, Dealer Account Numbers and VIN/Serial Numbers to the Company.

We performed the agreed-upon procedures described below on the Selected Dealer Accounts, Selected Center Groups and Selected Vehicles.

I.  The Selected Dealer Accounts

At the request of the Company, for each Selected Dealer Account, we performed the following procedures listed below using the Source Documents.

For each of the Selected Dealer Accounts, we compared the attributes listed below from the Company’s documentation as noted in the table as of the Preliminary Cut-Off Date to the corresponding information appearing on or derived from a copy of the applicable Dealer Credit File document(s).

Attribute	Dealer Credit File Document(s)
Account Number (Company’s Monthly Billing Statement)	Credit File Review package
Ending Gross Balance (Dealer Credit Utilization Report)	Floorplan and Service Loaner Statements
Credit Line Limit (Dealer Credit Utilization Report )	Approved Credit File Review Documents
Cash Management Balance (Data File)	Company’s Equity Statement

BMW Floorplan Master Owner Trust Floating Rate Vehicle Loan-Backed Notes, Series 2015-1
July 6, 2015

A.
The Company informed us that the Ending Balance Grand Total from the Floorplan and Service Loaner Statement included values for the BMW and MINI Mobility Vehicles and Service Loaners which are not included in the portfolio to be securitized.  The Company instructed us to subtract the BMW and MINI Mobility Vehicles value and the Service Loaners value from the Ending Balance Grand Total on the Floorplan and Service Loaner Statement prior to performing our comparison to the Ending Gross Balance on the Dealer Credit Utilization Report.

B.
 We recomputed the dollar amount of the Ending Net Balance on the Dealer Credit Utilization Report by subtracting the dollar amount of the Cash Management Balance, if any, obtained from the Company’s Equity Statement from the dollar amount of the Ending Balance Grand Total on the Floorplan and Service Loaner Statement.  We compared this result to the dollar amount of the Ending Net Balance as stated on the Dealer Credit Utilization Report.  As instructed by the Company, the Ending Balance Grand Total on the Floorplan and Service Loaner Statement included values for the BMW and MINI Mobility Vehicles and Service Loaners which are not included in the portfolio to be securitized.  We subtracted the BMW and MINI Mobility Vehicles value and the Service Loaners value from the Ending Balance Grand Total on the Floorplan and Service Loaner Statement prior to performing the procedures described herein.

C.
The Company informed us that the Credit Line Limit on documentation contained in the Credit File Review package included values for the BMW and MINI Mobility Vehicles and Service Loaners which are not included in the portfolio to be securitized.  We subtracted the BMW and MINI Mobility Vehicles value and Service Loaners value from the Credit Line Limit on the Credit File Review package prior to performing our comparison.

We found one exception that is noted in Exhibit A.

D.
We read the documentation in the Dealer Credit File to determine that the Credit Line Limit was approved by management of the Company (the “Approved Credit File Review Documents”).  We did not perform any procedures to determine if the credit line limit approval complied with the Company's credit guidelines or policies and procedures.

E.
We compared the dollar amount of the Ending Net Balance recomputed in procedure I(B) to the dollar amount of the Credit Line Limit on documentation in the Dealer Credit File and confirmed that such Ending Net Balance amount was less than the Credit Line Limit.  The Company informed us that the Credit Line Limit included values for the BMW and MINI Mobility Vehicles and Service Loaners which are not included in the portfolio to be securitized.  The Company instructed us to subtract the BMW and MINI Mobility Vehicles value and Service Loaners value from the Credit Line Limit on the Credit File Review package prior to performing our comparison.

1.	For Selected Dealer Account Numbers #3, #10, #12 and #20, we were instructed by the Company to perform the following procedures:

BMW Floorplan Master Owner Trust Floating Rate Vehicle Loan-Backed Notes, Series 2015-1
July 6, 2015

i.
Using the Mega Dealer File and for each floorplan credit line within the Selected Dealer Account, we confirmed whether the current principal amount exceeded the credit limit amount.  For each floorplan credit line where the current principal amount exceeded the credit limit amount (the “Over Usage Floorplan Credit Line”), we aggregated the current principal amount and credit line limit for each dealer account comprising the center group and confirmed that the aggregate current principal amount was less than the aggregate credit line limit.

2.	For Selected Dealer Account Numbers #3, #10 and #12, the Company instructed us to perform the following procedures:

i.
For each Over Usage Floorplan Credit Line within the Selected Dealer Account, we obtained the corresponding maximum collateral value percentage (the “Maximum Collateral Value Percentage”) from the Maximum Collateral Value Schedule.

ii.	If the Selected Dealer Account had more than one Over Usage Floorplan Credit Line and Maximum Collateral Value Percentages, we performed the following procedures:

1.
Using the Over Usage Floorplan Credit Line with the smallest Maximum Collateral Value Percentage (the “Least Coverage Percentage”) within the Selected Dealer Account, the Company instructed us to aggregate the corresponding floorplan current principal amount and credit line limit for each dealer account comprising the center group where the Maximum Collateral Value Percentage was less than or equal to the Maximum Collateral Value Percentage for such Over Usage Floorplan Credit Line and confirm that the aggregate current principal amount was less than the aggregate credit line limit.

2.
For the remaining Over Usage Floorplan Credit Line, the Company instructed us to aggregate the corresponding floorplan current principal amount and credit line limit for each dealer account comprising the center group where the Maximum Collateral Value Percentage was less than or equal to the Maximum Collateral Value Percentage for such Over Usage Floorplan Credit Line, but greater than the Least Coverage Percentage and confirm that the aggregate current principal amount was less than the aggregate credit line limit.

iii.	If the Selected Dealer Account had only one Over Usage Floorplan Credit Line, we performed the following procedures:

1.
The Company instructed us to aggregate the floorplan current principal amount and credit line limit for each dealer account comprising the center group where the Maximum Collateral Value Percentage was less than or equal to the Maximum Collateral Value Percentage for such Over Usage Floorplan Credit Line and confirm that the aggregate current principal amount was less than the aggregate credit line limit.

BMW Floorplan Master Owner Trust Floating Rate Vehicle Loan-Backed Notes, Series 2015-1
July 6, 2015

We found the information listed above regarding the Selected Dealer Accounts to be in agreement with the corresponding information in the respective Source Documents or other documents as noted above, except as noted in Exhibit A attached hereto.

II.      The Selected Center Groups and Selected Vehicles

At the request of the Company, for each Selected Center Group and Selected Vehicle, we performed the following procedures listed below using the Source Documents.

A.
We recomputed the Current Interest Charge for each Selected Vehicle using the Ending Balance, Number of Days Outstanding, and Interest Rate (based on a 360 day year) obtained from the Company’s Monthly Billing Statement sent to the Dealer, and from this amount, we deducted the Free Interest/Rebate Amount, if any, as instructed by the Company (the “Recomputed Current Interest Charges”).  We noted that the interest rate charged to the Dealer (determined from information contained in the Dealer Credit File) was based on the Prime or One-Month LIBOR interest rate plus a spread.  The Prime and One-Month LIBOR rates utilized by the Company as of the Preliminary Cut-Off Date were 3.25% and 0.18%, respectively.  We compared the Recomputed Current Interest Charges to the Current Interest Charges for the Selected Vehicle on the Company’s Monthly Billing Statement.

1.
As instructed by the Company, the Number of Days Outstanding was calculated as the number of days from the Note Date to and including the earlier of the Preliminary Cut-Off Date or Payment Date in the Preliminary Cut-Off Date month with the following exceptions:

i.	If the Note Date was prior to the Preliminary Cut-Off Date month (May) and no payment was made in the cut-off month, the Number of Days Outstanding was 31 days (full month of May).

ii.
If the Note Date was prior to the Preliminary Cut-Off Date month (May) and a payment was made in the Preliminary Cut-Off Date month, the Number of Days Outstanding began on the first day of the month but did not include the Payment Date.

iii.
If the Note Date was in the Preliminary Cut-Off Date month (May) and no payment was made in the remainder of the month, the Note Date and last day of the month were included in the Number of Days Outstanding.

iv.
If the Note Date was in the Preliminary Cut-Off Date month (May) and a payment was made in the remainder of the month, the Note Date was included, but not the Payment Date in the Number of Days Outstanding.

B.
We compared the Interest Due from the individual floorplan line totals on the Floorplan and Service Loaner Statement to the corresponding amounts on the Company’s Monthly Billing Statement sent to the Dealer.  We totaled the interest due for all the individual line totals listed on the Floorplan and Service Loaner Statement and compared this value to the Interest Due Grand Total on the summary on the Company’s Monthly Billing Statement.

BMW Floorplan Master Owner Trust Floating Rate Vehicle Loan-Backed Notes, Series 2015-1
July 6, 2015

We found the information listed above regarding the Selected Center Groups and the Selected Vehicles to be in agreement with the corresponding information in the respective Source Documents or other documents as noted above, or within $1.00 with respect to the Current Interest Charges.

III.    The First Three Selected Center Groups

At the request of the Company, for the first three Selected Center Groups (the “First Three Selected Center Groups”), we performed the following procedures listed below using the Source Documents.

For each of the First Three Selected Center Groups, we compared the attribute listed below from the Data File as of the Preliminary Cut-Off Date to the corresponding information appearing on or derived from a copy of the applicable Dealer Credit File documents.

Attribute	Dealer Credit File Document(s)
Cash Management Balance	Company’s Equity Statement

A.	We totaled the Ending Balance for all subtotals of new vehicles listed on the Floorplan and Service Loaner Statement and compared this value to the corresponding value on the Data File.

B.	We totaled the Ending Balance for all subtotals of used vehicles listed on the Floorplan and Service Loaner Statement and compared this value to the corresponding value on the Data File.

C.
We recomputed the dollar amount of the Ending Net Balance by adding or subtracting the dollar amount of the Cash Management Balance obtained from the Company’s Equity Statement from the dollar amount of the Ending Balance Grand Total on the Floorplan and Service Loaner Statement sent to the Dealer.  We compared this result to the dollar amount of the Ending Net Balance as stated on the Dealer Credit Utilization Report.  The Company informed us that, the Ending Balance Grand Total from the Floorplan and Service Loaner Statement included values for the BMW and MINI Mobility Vehicles and Service Loaners which are not included in the portfolio to be securitized.  The Company instructed us to subtract the BMW and MINI Mobility Vehicles value and the Service Loaners value from the Ending Balance Grand Total from the Floorplan and Service Loaner Statement prior to performing the procedures described herein.

We found the information listed above regarding the First Three Selected Center Groups to be in agreement with the corresponding information in the respective Source Documents or other documents as noted above.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the information referred to above.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

BMW Floorplan Master Owner Trust Floating Rate Vehicle Loan-Backed Notes, Series 2015-1
July 6, 2015

The procedures performed were applied based on the information indicated in the Source Documents, Account File, Data File, Mega Dealer File, Maximum Collateral Value Schedule or provided by the Company, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the receivables or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Source Documents, Account File, Data File, Mega Dealer File, Maximum Collateral Value Schedule or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such receivable being securitized, (iii) the compliance of the originator of the receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the receivables that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the BMW Financial Services NA, LLC, Barclays Capital Inc., Citigroup Global Markets Inc. and Deutsche Bank Securities Inc.  It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

July 6, 2015

Exhibit A
Exception List

Selected Dealer Number	Selected Dealer Account Number	Attribute	Per Dealer Credit Utilization Report	Per Approved Credit File Review Document
5	Account #5	Credit Line Limit	$16,250,000	$18,250,000